PROVISION FOR ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provision For Environmental Rehabilitation [Abstract]
Disclosure of provision for environmental rehabilitation [Table Text Block]
	2022	2021
Beginning balance at January 1	87,571	78,983
Change in estimates	28,163	12,087
Accretion	367	373
Settlements	(2,775)	(3,846)
Foreign exchange differences	399	(26)
Ending balance at December 31	113,725	87,571